Joanne R. Soslow
215.963.5262
jsoslow@morganlewis.com

January 5, 2010

VIA EDGAR AND FACSIMILE (202) 772-9203

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549-3628
Attention:    Song Brandon, Esq.
                    Office of Mergers & Acquisitions

Re:	Tucows Inc. Schedule TO-I Filed December 14, 2009 File No. 5-49487

Dear Ms. Brandon:

        On behalf of Tucows Inc. (the "Company"), we are responding to the comments of the Staff of the Securities and Exchange Commission (the "Commission") contained in your letter, dated December 22, 2009, to Joanne Soslow on behalf of the Company with respect to the Company's Schedule TO-I (the "Schedule TO-I").

        In response to your letter, set forth below are the Staff's comments in bold followed by the Company's responses.

        As indicated below, the Company has made changes to the referenced disclosure in an Amendment No. 1 to Schedule TO-I ("Amendment No. 1"), which the Company is filing contemporaneously with this response letter.

        We have sent to your attention via overnight delivery three courtesy copies of the following: (i) this letter as filed via EDGAR; (ii) Amendment No. 1 as filed via EDGAR; and (iii) Amendment No. 1, marked to show changes against the initial Schedule TO-I, as filed with the Commission on January 5, 2010.

Schedule TO-I

Exhibit (a)(1)(A): Offer to Purchase for Cash

Conditions of the Tender Offer, page 14

1.
We refer you to the first sentence of the first paragraph of this section. In our view, you may condition a tender offer on any number of conditions, as long as they are described with reasonable specificity, capable of objective verification, and outside your control. The phrase "regardless of the circumstances giving rise to the event, including any action or omission to act by us" appears to imply that you may assert an offer condition even when the condition is "triggered" by your own action or inaction. Please revise this disclosure here and in the last paragraph.

  The Company has removed the phrase "regardless of the circumstances giving rise to the event, including any action or omission to act by us" from the disclosure in the first sentence of the first paragraph of Section 7 ("Conditions of Our Offer") of the Offer to Purchase. Accordingly, the revised sentence included in Amendment No. 1 is revised as follows:

  "Notwithstanding any other provision of our offer, we will not be required to accept for payment, purchase or pay for any shares tendered, and may terminate or amend our offer or may postpone the acceptance for payment of, or the purchase of and the payment for shares tendered, subject to Rule 13e-4(f) promulgated under the Securities Exchange Act of 1934, if at any time on or after December 14, 2009 and prior to the expiration of our offer any of the following events occur or are determined by us to have occurred, that, in our judgment, makes it inadvisable to proceed with our offer or with acceptance for payment or payment for the shares in our offer ..."

  In addition, the Company has revised the second sentence of the last paragraph of Section 7 of the Offer to Purchase as follows:

  "The conditions listed above are for our sole benefit and we may, in our sole discretion, assert those conditions and waive any of the conditions listed above, in whole or in part, before the expiration date."

2.
In addition, please amend your conditions to avoid the term "threatened," as it is unclear how a "threatened" event can be objectively determine whether each condition has been triggered. In the alternative, please describe what you mean by the term "threatened."

  The Company has amended the first two conditions in Section 7 of the Offer to Purchase to remove the term "threatened." Accordingly, the first two conditions included in Amendment No. 1 are revised as follows:

  "(1) there shall have been instituted or pending any action or proceeding by any government or governmental, regulatory or administrative agency, authority or tribunal or by any other person, domestic or foreign, before any court, authority, agency or tribunal that directly or indirectly:

          (a)   challenges the making of the tender offer, the acquisition of some or all of the shares under the tender offer or otherwise relates in any manner to the tender offer, or

          (b)   in our reasonable judgment, could materially and adversely affect the business, condition (financial or other), assets, income, operations or prospects of us or any of our subsidiaries, or otherwise materially impair in any way the contemplated future conduct of the business of us or any of our subsidiaries or materially impair the contemplated benefits of the tender offer to us;

  (2) there shall have been any action pending or taken, or approval withheld, or any statute, rule, regulation, judgment, order or injunction proposed, sought, promulgated, enacted, entered, amended, enforced or deemed to be applicable to the tender offer or us or any of our subsidiaries, by any court or any authority, agency or tribunal that, in our reasonable judgment, would or might, directly or indirectly,

          (a)   make the acceptance for payment of, or payment for, some or all of the shares illegal or otherwise restrict or prohibit completion of the tender offer,

          (b)   delay or restrict our ability, or render us unable, to accept for payment or pay for some or all of the shares,

          (c)   materially impair the contemplated benefits of the tender offer to us, or

          (d)   materially and adversely affect the business, condition (financial or other), income, operations or prospects of us and our subsidiaries, taken as a whole, or otherwise materially impair in any way the contemplated future conduct of the business of us or any of our subsidiaries ..."

3.
We note your disclosure in subset (7) of this section where you refer to "financial or other." Please revise to clarify what you mean by "other" so that security holders will have the ability to objectively determine whether each condition has been triggered.

  The phrase "financial or otherwise" included in the seventh condition in Section 7 of the Offer to Purchase is intended to include certain negative, non-financial impacts of the stated event, such as the potential impact of new laws regulating Internet usage on the manner in which the Company markets and sells its domain names, which the Company believes would not necessarily be considered a straight "financial" condition of the Company. In order to make this sentence less confusing to a security holder, the Company has removed the parenthetical "(financial or otherwise)" from the seventh condition in Section 7 of the Offer to Purchase. Accordingly, the seventh condition included in Amendment No. 1 is as follows:

  "(7) any change in the general political, market, economic or financial conditions or in the commercial paper markets in the United States or abroad that could have, in our reasonable judgment, a material adverse effect on the business, condition, income, operations or prospects of us and our subsidiaries, taken as a whole, or on the trading of shares of our common stock or otherwise materially impair in any way the contemplated future conduct of the business of us or any of our subsidiaries ..."

4.
Please refer to the last paragraph of this section relating to your failure to exercise any of the rights described in this section. Note that when a condition is triggered and you decide to proceed with the offer anyway, we believe that this constitutes a waiver of the triggered condition(s). Depending on the materiality of the waived condition and the number of days remaining in the offer, you may be required to extend the offer and recirculate new disclosure to security holders. You may not, as this language seems to imply, simply fail to assert a triggered offer condition and thus effectively waive it without officially doing so. Please confirm your understanding in your response letter.

  The Company confirms its understanding that when a condition is triggered and the Company decides to proceed with the tender offer anyway, the staff considers this a waiver of the triggered condition(s). Depending on the materiality of the waived condition and the number of days remaining in the offer, the Company understands that it may be required to extend the offer and recirculate new disclosure to its security holders. The Company further understands that it may not simply fail to assert a triggered offer condition and thus effectively waive it without officially doing so.

5.
Please see our comment above. When an offer condition is triggered by events that occur during the offer period and before the expiration of the offer, the company should inform shareholders how it intends to proceed promptly, rather than wait until the end of the offer period, unless the condition is one where satisfaction of the condition may be determined only upon expiration. Please confirm the company's understanding in your response letter.

  The Company confirms its understanding that when an offer condition is triggered by events that occur during the offer period and before the expiration of the offer, the Company should inform its shareholders how it intends to proceed promptly, rather than wait until the end of the offer period, unless the condition is one where satisfaction of the condition may be determined only upon expiration.

Miscellaneous, page 26

6.
We note your disclosure that if you become aware of "any jurisdiction" where the tender offer or acceptance of shares would not be in compliance with that jurisdiction's applicable law, you may not make the tender offer in that jurisdiction. Please clarify, if true, that you are referring to a U.S. state and not a non-U.S. jurisdiction. If not, please advise us as to how you are complying with the all-holders provision in Rule 13e-4(f)(8)(i) as we view Rule 13e(f)(9)(ii) permitting exclusion only those holders residing in a U.S. state where the issuer is prohibited from making a tender offer pursuant to applicable law.

  The Company confirms that, with respect to the above-referenced disclosure that can be found on pages 26-27 of the Offer to Purchase, the Company is referring to a U.S. state and not a non-U.S. jurisdiction.

  The Company's acknowledgement of its responsibility for its disclosures, in the form requested by the Commission, signed by Elliot Noss, Chief Executive Officer of the Company, accompanies this response.

*****************************************

If you have any questions, please feel free to contact me at (215) 963-5262

Very truly yours,

/s/ Joanne R. Soslow

Joanne R. Soslow
JRS/amj
Enclosures
c:    Elliott Noss, Tucows Inc.

January 4, 2010

VIA EDGAR AND FACSIMILE (202) 772-9203

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549-3628
Attention:    Song Brandon, Esq.
                    Office of Mergers & Acquisitions

Dear Ms. Brandon:

        In connection with the comments of the Staff of the Securities and Exchange Commission (the "Commission") contained in your letter, dated December 22, 2009, to Joanne Soslow on behalf of the Company with respect to the above referenced filing, Tucows Inc. (the "Company") hereby acknowledges the following:

  •
  the Company is responsible for the adequacy and accuracy of the disclosure in the above-referenced filing;

  •
  staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

  •
  the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

        We have authorized our counsel, Morgan, Lewis & Bockius LLP, to prepare and submit, on behalf of the Company, a response to your specific comments.

Sincerely,

TUCOWS INC.

By:	/s/ Elliot Noss
	Name:	Elliot Noss
	Title:	Chief Executive Officer